Purchased, outsourced and other costs - Summary of Purchased, Outsourced and Other Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Outsourcing of production	€ (85,763)	€ (53,402)	€ (59,411)
Advertising and marketing expenses	(76,618)	(57,224)	(47,467)
Freight, insurance and selling expenses	(74,161)	(49,241)	(55,905)
Lease expenses	(61,730)	(56,345)	(32,755)
Consultancy fees and corporate bodies fees	(60,633)	(75,737)	(33,706)
Utilities	(33,288)	(26,710)	(22,423)
Maintenance costs	(19,822)	(14,610)	(14,993)
Royalties	(4,158)	(4,258)	(5,982)
Other services	(21,755)	(16,102)	(14,284)
Total purchased, outsourced and other costs	€ (437,928)	€ (353,629)	€ (286,926)